Intangible Assets - Key Assumptions by CGU for Impairment Test (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.00%	9.50%
Post-tax WACC	6.30%	6.50%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.30%
Expected Volume Growth Rates	4.40%
Mexico | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.30%
Expected Volume Growth Rates		2.40%
Mexico | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 1,975	$ 2,455
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.10%	11.60%
Post-tax WACC	6.80%	7.20%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	3.80%
Expected Volume Growth Rates	3.80%
Brazil | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3.90%
Expected Volume Growth Rates		4.30%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	12.20%	13.90%
Post-tax WACC	7.70%	8.00%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.20%
Expected Volume Growth Rates	6.80%
Colombia | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3.90%
Expected Volume Growth Rates		9.50%
Colombia | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 634	$ 577
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	20.80%	27.80%
Post-tax WACC	16.10%	19.80%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	70.80%
Expected Volume Growth Rates	4.80%
Argentina | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		68.00%
Expected Volume Growth Rates		4.50%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.30%	10.20%
Post-tax WACC	7.30%	7.60%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	4.00%
Expected Volume Growth Rates	14.90%
Guatemala | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.40%
Expected Volume Growth Rates		14.80%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.40%	15.40%
Post-tax WACC	8.80%	10.20%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.90%
Expected Volume Growth Rates	6.60%
Costa Rica | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		3.30%
Expected Volume Growth Rates		6.40%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	23.30%	24.60%
Post-tax WACC	16.40%	11.80%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.60%
Expected Volume Growth Rates	6.50%
Nicaragua | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.10%
Expected Volume Growth Rates		6.00%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.60%	11.00%
Post-tax WACC	8.60%	8.30%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.00%
Expected Volume Growth Rates	7.80%
Panama | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		2.20%
Expected Volume Growth Rates		4.00%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.70%	10.20%
Post-tax WACC	7.40%	7.40%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	5.70%
Expected Volume Growth Rates	3.70%
Uruguay | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		5.70%
Expected Volume Growth Rates		4.00%
South America | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 8,695
South America | Health Division | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.30%	9.30%
Post-tax WACC	6.40%	6.50%
South America | Health Division | 2023-2027 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	2.60%
Expected Volume Growth Rates	0.20%
South America | Health Division | 2022-2026 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation		4.90%
Expected Volume Growth Rates		0.60%
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member]
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	5.80%
Post-tax WACC	5.50%
Impairment charge, intangibles	$ 22,519
United States | Aggregate cash-generating units for which amount of goodwill or intangible assets with indefinite useful lives is not significant [member] | 2023-2027
Disclosure of information for cash-generating units [line items]
Expected Annual Long-Term Inflation	1.40%
Expected Volume Growth Rates	0.20%
Chile | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 5,890	$ 7,786
Ecuador | Health Division
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles	$ 196	$ 50